Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jul. 31, 2025	Sep. 29, 2024
Organization and Nature of Operations
Net loss	¥ 14,942,601	$ 2,136,763	¥ 22,401,709	¥ 20,719,753
Operating cash inflow (outflow)	3,000,000	$ 427,937	(7,849,168)	¥ (1,381,546)
Accumulated deficit	(128,000,000)		(113,068,210)		$ (18,307,908)
Net current liabilities	1,900,000		400,000
Cash and cash equivalents, restricted cash and short-term investment	45,800,000
Trade and notes payable	53,309,727		¥ 34,387,266		$ 7,623,190
Accruals and other liabilities	16,700,000
Outstanding borrowings	¥ 5,300,000
NIO Holding Co., Ltd.
Organization and Nature of Operations
Percentage of indirect interest in total paid-in capital	91.80%	91.80%	89.02%
Equity interest held	100.00%		100.00%		100.00%	91.80%	88.25%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Organization and Nature of Operations
Percentage of indirect interest in total paid-in capital	90.91%	90.91%	90.91%
Equity interest held	100.00%		100.00%		100.00%
Prime Hubs
Organization and Nature of Operations
Number of share held by variable interest entities | shares	3,250,002	3,250,002	3,250,002